Cover	Nov. 08, 2021	Aug. 09, 2021
Document Information [Line Items]
Document Type	8-K	8-K
Document Period End Date	Nov. 08, 2021	Aug. 09, 2021
Entity Registrant Name	Preferred Apartment Communities, Inc.	Preferred Apartment Communities, Inc.
Entity File Number	001-34995	001-34995
Entity Incorporation, State or Country Code	MD	MD
Entity Tax Identification Number	27-1712193	27-1712193
Entity Address, Address Line One	3284 Northside Parkway NW, Suite 150,	3284 Northside Parkway NW, Suite 150,
Entity Address, City or Town	Atlanta,	Atlanta,
Entity Address, State or Province	GA	GA
Entity Address, Postal Zip Code	30327	30327
City Area Code	(770)	(770)
Local Phone Number	818-4100	818-4100
Written Communications	false	false
Soliciting Material	false	false
Pre-commencement Tender Offer	false	false
Pre-commencement Issuer Tender Offer	false	false
Entity Central Index Key		0001481832
Amendment Flag		false
Trading Symbol	APTS	APTS
Entity Emerging Growth Company	false	false
Security Exchange Name	NYSE	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share	Common Stock, par value $.01 per share